Share based compensation	12 Months Ended
Mar. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share based compensation

19. Share based compensation

As of March 31, 2018, the Company had 2,023,744 stock options in the employee stock option pool, duly approved by the Board of Directors under the 2015 Stock Option Plan (the “2015 Plan”) and 2016 Equity Incentive Plan and as amended in 2017 (the “2016 Plan” and collectively “ESOP Plans”). The Company had filed Form S-8 for registering the increase in the employee stock option pool from 1,023,744 to 2,023,744 stock options during December 2017.

Under the ESOP Plans, the Compensation Committee on behalf of Board of Directors (the “Directors”) may from time to time make grants to one or more employees, determined by it to be eligible for participation under the plans.

The Compensation Committee determines which employees are eligible to receive the equity awards, the number of equity awards to be granted, the exercise price, the vesting period and the exercise period. The vesting period will be decided by the Compensation Committee as and when any grant takes place. All options granted under these plans shall vest over a period of 4 years from the date of grant with 25% vesting at the end of year one, 25% vesting at the end of year two, 25% vesting at the end of year three and 25% vesting at the end of year four unless specified otherwise. Any unvested shares forfeited by the Company shall be transferred back to the employee stock pool and shall be available for new grants.

Options are deemed to have been issued under these plans only to the extent actually issued and delivered pursuant to a grant. To the extent that a grant lapses or the rights of its grantee terminate, any equity shares subject to such grant are again available for new grants.

The option grant is at such price as may be determined by the Compensation Committee and is specified in the option grant. The grant is in writing and specifies the number of options granted the price payable for exercising the options, the date/s on which some or all of the options shall be eligible for vesting, fulfillment of the performance and other conditions, if any, subject to which vesting shall take place and other terms and conditions thereto. The option grant is not transferable and can be exercised only by the employees of the Company.

Options granted under the plan are exercisable into equity shares of the Company, have a contractual life equal to the shorter of ten years and July 20, 2025, and vest equitably over four years, unless specified otherwise in the applicable award agreement. The Company recognizes compensation cost, reduced by the estimated forfeiture rate, over the vesting period of the option. A summary of share option activity during the period from March 31, 2017 till March 31, 2018 is set out below:

	Number of shares	Weighted average exercise price in INR *
Outstanding as of March 31, 2017#	640,590	427
Granted	549,554	913
Exercised	(80,976)	201
Forfeited and added back to ESOP pool	(50,675)	559
Expired	(256)	149

Options outstanding as of March 31, 2018	1,058,237	690

Vested and exercisable as of March 31, 2018	376,779	287

Available for grant as of March 31, 2018 is 884,275 options.

*	Not in thousands
#	Post considering the subsequent events mentioned in Form 20F of March 31, 2017.

The Black-Scholes-Merton option pricing model includes assumptions regarding dividend yields, expected volatility, expected option term, and risk-free interest rates. The Company estimates expected volatility based on the historical volatility of comparable publicly traded companies for a period that is equal to the expected term of the options because it does not have sufficient history of its own volatility. The risk-free interest rate is based on the treasury bonds issued by the Indian Government in effect at the time of grant for a period commensurate with the estimated expected life. The expected term of options granted is derived using the “simplified” method as allowed under the provisions of ASC Topic 718 due to insufficient historical exercise history data to provide a reasonable basis upon which to estimate expected term.

The fair value of each share option granted to employees is estimated on the date of grant using the Black- Scholes option-pricing model with the following weighted average assumptions:

	Year ended March 31,
	2017	2018
Dividend yield	0.00%	0.00%
Expected term (in years)	4.5 - 7.2	4.2 - 6.1
Expected volatility	31.0% - 41.7%	26.1% - 37.0%
Risk free interest rate	2.15% - 7.61%	1.63% - 2.60%

As of March 31, 2017, and 2018, the aggregate intrinsic value of all outstanding options was INR 140,864 and INR 118,800 (US$ 1,825), respectively.

The share-based compensation expense related to share options is recorded as a component of general and administrative expenses in the Company’s consolidated statements of operations and totaled, INR 51,732, INR 13,774 and INR 25,060 (US$ 385) for the years ended March 31, 2016, 2017 and 2018, respectively.

Unrecognized compensation cost for unvested options as of March 31, 2018 is INR 137,591 (US$ 2,113), which is expected to be expensed over a weighted average period of 2.2 years.

The intrinsic value of options exercised during the year ended March 31, 2017, and March 31, 2018 was INR nil and INR 28,666 (US$ 440).

The intrinsic value per option at the date of grant during the years ended March 31, 2017 and 2018 is as follows:

Date of grant	No. of options granted	Deemed fair value of equity shares (INR)	Intrinsic value per option at the time of grant (INR)	Valuation used
May 4, 2016	180,292	293	(1)	Retrospective
August 18, 2016	22,528	337	336	Retrospective
March 8, 2017	15,000	1,133	—	Market price
June 10, 2017	53,236	1,009	—	Market price
June 21, 2017	46,925	1,033	—	Market price
August 29, 2017	78,344	923	—	Market price
October 20, 2017	5,082	1,005	—	Market price
October 25, 2017	25,134	1,004	—	Market price
November 6, 2017	20,594	1,003	—	Market price
December 5, 2017	3,689	857	—	Market price
March 31, 2018	316,550	862	—	Market price

(1)	Fair value of the shares exceeds the exercise price.